WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Warrants
WARRANTS

NOTE 6 – WARRANTS

For the nine-month period ended September 30, 2022, no warrants were granted, and 3,027 expired. For the nine-month period ended September 30, 2022, warrants to purchase 14,584 shares of common stock were exercised, resulting in proceeds of $875. The Company delivered 14,584 shares of common stock.

The Company uses the Black-Scholes pricing model to estimate the fair value of stock-based awards on the date of the grant.

There was no compensation cost related to the warrants for the nine months ended September 30, 2022 and 2021, respectively.

The Company’s outstanding and exercisable warrants as of September 30, 2022, are presented below:

	Number Outstanding	Weighted Average Exercise Price	Contractual Life In Years
Warrants outstanding as of December 31, 2021	44,535	$0.32	0.95	$208,078
Warrants granted	-	-	-	-
Warrants forfeited, expired, cancelled	(3,027)	3.90	-	-
Warrants exercised	(14,584)	0.06	-	-
Warrants outstanding as of September 30, 2022	26,924	$0.06	0.75	$28,809
Warrants exercisable as of September 30, 2022	26,924	$0.06	0.75	$28,809

NOTE 5 - WARRANTS

In 2021, warrants to purchase 5,000 shares of common stock were granted, 5,000 were exercised, and warrants to purchase 38,216 shares of common stock expired and were forfeited. See Note 4 – Stockholders’ Equity.

For the twelve-month period ended December 31, 2021, warrants to purchase 5,000 shares of common stock were exercised, resulting in proceeds of $15,000.

The Company uses the Black-Scholes pricing model to estimate the fair value of stock-based awards on the date of the grant. The compensation cost related to the warrants granted was $0 and $21,640 for the year ended December 31, 2021, and 2020, respectively.

The following table summarizes the assumptions used to estimate the fair value of the warrants granted during the years ended December 31, 2021 and 2020.

	2021	2020
Expected dividend yield	0%	0%
Weighted-average expected volatility	217%	217%
Weighted-average risk-free interest rate	2.75%	2.75%
Expected life of warrants	5 years	5 years

The Company’s outstanding and exercisable warrants as of December 31, 2021 and 2020 are presented below:

	Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Warrants Outstanding as of December 31, 2019	524,480	$0.42	2.39	$3,273,897
Warrants granted	5,000	$0.06	5.00	-
Warrants forfeited	(33,336)	$2.30	-	-
Warrants exercised	(413,393)	$0.09	-	-

Warrants Outstanding as of December 31, 2020	82,751	$1.33	2.73	$352,951
Warrants granted	5,000	$3.00	1.48	-
Warrants forfeited	(38,216)	$2.51	-	-
Warrants exercised	(5,000)	$3.00	-	-

Warrants Outstanding as of December 31, 2021	44,535	$0.32	0.95	$208,078
Warrants Exercisable as of December 31, 2021	44,535	$0.32	0.95	$208,078